INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 276	$ 256
Work in process	146	125
Finished goods	626	680
Inventories, net	$ 1,048	$ 1,061